CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities
Net income	¥ 8,887,595	$ 1,217,595	¥ 8,754,457	¥ 6,658,966
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	318,692	43,661	254,976	178,980
Depreciation and amortization	3,023,406	414,205	2,875,209	2,670,546
Loss on disposal of property and equipment	152,400	20,879	10,160	41,517
Loss on disposal of land use rights	26,809	3,673
Impairment of property and equipment	23,152	3,172	76,616	0
Provision for credit losses	114,686	15,712	142,131	134,436
Amortization of issuance cost of convertible senior notes	42,518	5,825	40,473	12,634
Deferred income tax	292,542	40,078	157,782	244,616
(Gain)/loss on disposal of equity investees, subsidiaries and others	10,518	1,441	(5,485)	(69,598)
Impairment of investment in equity investees	931,367	127,597		26,328
Share of income in equity method investments	(57,410)	(7,865)	(4,356)	(5,844)
Gain of fair value changes of financial instruments	(202,886)	(27,795)	(164,517)	(46,246)
Foreign currency exchange loss/(gain)	17,930	2,456	(93,543)	(147,254)
Changes in operating assets and liabilities:
Accounts receivable	(941,506)	(128,986)	244,416	(14,879)
Financing receivables	(47,032)	(6,443)	(179,780)	127,521
Inventories	(10,495)	(1,438)	12,463	28,958
Advances to suppliers	38,360	5,255	27,578	(227,328)
Prepayments and other current assets	(549,154)	(75,234)	(753,431)	59,313
Amounts due from related parties	26,313	3,605	89,695	(140,864)
Operating lease right-of-use assets	105,877	14,505	57,665	88,732
Long-term financing receivables	86,935	11,910	323,437	114,277
Other non-current assets	(216,371)	(29,643)	(103,587)	37,382
Accounts payable	(93,615)	(12,825)	364,578	528,299
Advances from customers	(180,580)	(24,739)	371,036	148,142
Amounts due to related parties	(31,917)	(4,373)	185,545	26,352
Income tax payable	155,632	21,321	109,106	135,884
Operating lease liabilities	(81,042)	(11,103)	(9,469)	(67,019)
Other current liabilities	(413,288)	(56,620)	577,812	690,457
Notes payable				245,000
Net cash provided by operating activities	11,429,436	1,565,826	13,360,967	11,479,308
Cash flows from investing activities
Purchases of property and equipment	(5,208,156)	(713,514)	(6,528,833)	(7,067,744)
Purchases of land use rights	(693,973)	(95,074)	(140,948)	(344,988)
Investments in equity investees	(52,444)	(7,185)		(94,400)
Purchases of short-term investment	(13,732,405)	(1,881,332)	(11,261,190)	(9,563,852)
Maturity of short-term investment	15,705,822	2,151,689	9,798,273	6,713,982
Purchases of long-term investment	(3,918,647)	(536,852)	(10,090,353)	(6,388,768)
Maturity of long-term investment	836,137	114,550	5,240,732	284,000
Net cash received from disposal of equity investees	719,777	98,609	413,931	100,000
Net cash in (out) in relation to disposal of a subsidiary	(3,179)	(436)	62,998	230,799
Collection of amounts due from related parties	170,000	23,290	6,600
Loan to employees	(128,681)	(17,629)	(66,590)	(60,285)
Collection of loan to employees	160,655	22,010	169,049	36,416
Proceeds from disposal of property and equipment and others	164,370	22,518	143,580	112,950
Net cash used in investing activities	(5,980,724)	(819,356)	(12,252,751)	(16,041,890)
Cash flows from financing activities
Payment of issuance cost				(228)
Proceeds from disposal of equity interests in subsidiaries				26,217
Capital contribution from non-controlling interest shareholder	20,342	2,787	19,348	275,950
Proceeds from short-term borrowings	19,712,958	2,700,664	12,279,050	7,669,943
Repayment of short-term borrowings	(17,965,557)	(2,461,271)	(9,924,563)	(5,883,561)
Repurchase of ordinary shares	(1,157,472)	(158,573)	(1,006,451)	(84,547)
Payment of dividends	(5,605,451)	(767,944)	(2,072,509)	(1,323,205)
Acquisition of non-controlling interests of subsidiaries			(64,711)	(39,129)
Proceeds from issuance of convertible senior notes, net of issuance cost paid of RMB 120,099 and capped call option of RMB 373,139				6,416,762
Net cash (used in)/ provided by financing activities	(4,995,180)	(684,337)	(769,836)	7,058,202
Effect of exchange rate changes on cash, cash equivalents and restricted cash	26,105	3,577	109,843	338,106
Net change in cash, cash equivalents and restricted cash	479,637	65,710	448,223	2,833,726
Cash, cash equivalents and restricted cash at beginning of year	13,051,310	1,788,022	12,603,087	9,769,361
Cash, cash equivalents and restricted cash at end of year	¥ 13,530,947	$ 1,853,732	¥ 13,051,310	¥ 12,603,087